Key management compensation and related parties - Key management compensation (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Key management compensation and related parties
Salaries and related charges		R$ 6,769	R$ 5,967
Variable compensation (i)	[1]	2,901	1,732
Share-based compensation		11,823	26,372
Total		R$ 21,493	R$ 34,071

[1]	Variable compensation as defined by the Board of Directors in an agreement with Group executives.